Assets Held for Sale and Discontinued Operations (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Units Property	Dec. 31, 2011 Units Property	Dec. 31, 2010 Units Property
Discontinued Operations And Assets Held For Sale (Textual) [Abstract]
Number of properties classified as held for sale	0	75
Number of units in properties classified as held for sale		11,232
Number of consolidated properties disposed	75	67	51
Number of properties to be sold period for evaluation	12 months
Number of units in consolidated properties disposed	11,232	10,912	8,189
Prepayment penalties treated as reduction of gain upon repayment of property loans collateralized by properties sold	$ 16.5	$ 14.9	$ 4.5
Goodwill written off related to properties sold or classified as held for sale	$ 7.5	$ 5.1	$ 4.7